INVENTORIES (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Balance at beginning of year	¥ 53,587	¥ 52,301	¥ 27,547
Additions	10,965	21,984	38,561
Write-off	(18,379)	(20,698)	(13,807)
Balance at end of year	¥ 46,173	¥ 53,587	¥ 52,301